Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://www.reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Advisor Class generated a return of +33.93% for the twelve-month period ended May 31, 2026, outperforming the Russell 3000 Index return of +29.45% over the same period. One of the more notable developments in the prior year was the continued broadening of the market. After a long period in which market leadership was unusually narrow and concentrated in a small number of very large companies, small caps and value-oriented stocks participated more meaningfully. This is a welcome change. Indeed, given our focus on smaller-capitalization companies and Private Market Value valuation discipline, we would highlight these two stylistic tailwinds during the period: 1) most notably smaller-capitalization companies outperformed larger-capitalization companies by over 1420 bps during the period (Russell 2000 Index +43.08% vs. Russell 1000 Index +28.85%) and 2) to a lesser degree Value outperformed Growth by 10 bps (Russell 3000 Value Index +29.21% vs. Russell 3000 Growth Index +29.11%). Within the portfolio, positive selection effect more than offset negative allocation effect. At the sector level, Information Technology and Consumer Staples were the largest relative contributors while Financials was the only notable detractor during the period. Indeed, several holdings have been meaningful beneficiaries of the broader enthusiasm around Artificial Intelligence (AI) infrastructure, semiconductor capital spending, and the recovery in selected technology end markets. Finally, given continued market volatility with macro uncertainty and AI disruption, portfolio activity remained elevated with nine new purchases and seven complete sales during the trailing fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Advisor Class (without sales charge)	33.93	12.70	12.13
Russell 3000 Total Return	29.45	12.92	14.81
Russell 2000 Value Total Return	44.36	7.27	8.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.reinhartfunds.com for more recent performance information.
Net Assets	$ 713,804,642
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 4,182,407
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$713,804,642
Number of Holdings	37
Net Advisory Fee	$4,182,407
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	26.2%
Financials	22.7%
Information Technology	18.2%
Consumer Discretionary	13.6%
Health Care	8.3%
Real Estate	3.4%
Communication Services	2.0%
Energy	1.6%
Cash & Other	4.0%

Top 10 Issuers	(%)**
Silicon Motion Technology	6.7%
Paycom Software, Inc.	4.3%
First Citizens BancShares	4.2%
YETI Holdings, Inc.	4.1%
Axcelis Technologies, Inc.	4.0%
Modine Manufacturing	3.8%
Lantheus Holdings	3.6%
Landstar System, Inc.	3.3%
Skyward Specialty Insurance Group, Inc.	3.2%
Euronet Worldwide	3.2%
[1],[2]
Updated Prospectus Web Address	https://www.reinhartfunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Genesis PMV Fund
Class Name	Investor Class
Trading Symbol	RPMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://www.reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.20%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Genesis PMV Fund – Investor Class generated a return of +33.67% for the twelve-month period ended May 31, 2026, outperforming the Russell 3000 Index return of +29.45% over the same period. One of the more notable developments in the prior year was the continued broadening of the market. After a long period in which market leadership was unusually narrow and concentrated in a small number of very large companies, small caps and value-oriented stocks participated more meaningfully. This is a welcome change. Indeed, given our focus on smaller-capitalization companies and Private Market Value valuation discipline, we would highlight these two stylistic tailwinds during the period: 1) most notably smaller-capitalization companies outperformed larger-capitalization companies by over 1420 bps during the period (Russell 2000 Index +43.08% vs. Russell 1000 Index +28.85%) and 2) to a lesser degree Value outperformed Growth by 10 bps (Russell 3000 Value Index +29.21% vs. Russell 3000 Growth Index +29.11%). Within the portfolio, positive selection effect more than offset negative allocation effect. At the sector level, Information Technology and Consumer Staples were the largest relative contributors while Financials was the only notable detractor during the period. Indeed, several holdings have been meaningful beneficiaries of the broader enthusiasm around Artificial Intelligence (AI) infrastructure, semiconductor capital spending, and the recovery in selected technology end markets. Finally, given continued market volatility with macro uncertainty and AI disruption, portfolio activity remained elevated with nine new purchases and seven complete sales during the trailing fiscal year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2018)
Investor Class (without sales charge)	33.67	12.42	11.84
Russell 3000 Total Return	29.45	12.92	14.81
Russell 2000 Value Total Return	44.36	7.27	8.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.reinhartfunds.com for more recent performance information.
Net Assets	$ 713,804,642
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 4,182,407
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$713,804,642
Number of Holdings	37
Net Advisory Fee	$4,182,407
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	26.2%
Financials	22.7%
Information Technology	18.2%
Consumer Discretionary	13.6%
Health Care	8.3%
Real Estate	3.4%
Communication Services	2.0%
Energy	1.6%
Cash & Other	4.0%

Top 10 Issuers	(%)**
Silicon Motion Technology	6.7%
Paycom Software, Inc.	4.3%
First Citizens BancShares	4.2%
YETI Holdings, Inc.	4.1%
Axcelis Technologies, Inc.	4.0%
Modine Manufacturing	3.8%
Lantheus Holdings	3.6%
Landstar System, Inc.	3.3%
Skyward Specialty Insurance Group, Inc.	3.2%
Euronet Worldwide	3.2%
[3],[4]
Updated Prospectus Web Address	https://www.reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart International PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://www.reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart International PMV Fund – Advisor Class generated a return of +24.82% for the twelve-month period ended May 31, 2026, lagging the MSCI ACWI ex-US Index return of +32.77% over the same period. We are pleased with solid absolute and relative performance for the period as we have surpassed a three-year track record for the fund, a meaningful achievement. Within the portfolio, selection effect and allocation effect were both negative. At the sector level, Consumer Discretionary, Financials, and Industrials were the largest relative detractors while Information Technology, Health Care, and Communication Services were contributors. Similar to our domestic portfolios, several holdings have been meaningful beneficiaries of the broader enthusiasm around Artificial Intelligence (AI) infrastructure, semiconductor capital spending, and the recovery in selected technology end markets, including Silicon Motion Technology and Taiwan Semiconductor. However, this was more than offset by negative callouts including B&M European Value Retail, Euronet Worldwide, Jeronimo Martins and ConvaTec Group.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2022)
Advisor Class (without sales charge)	24.82	14.72
MSCI AC WORLD INDEX ex USA Net (USD)	32.77	14.82
Morningstar Global ex-US Target Market Exposure NR USD	32.51	14.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.reinhartfunds.com for more recent performance information.
Net Assets	$ 2,279,856
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,279,856
Number of Holdings	29
Net Advisory Fee	$0
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Information Technology	19.7%
Consumer Discretionary	18.2%
Financials	17.5%
Industrials	13.5%
Health Care	10.0%
Communication Services	9.6%
Consumer Staples	8.9%
Cash & Other	2.6%

Top 10 Issuers	(%)**
Silicon Motion Technology	9.7%
ICON PLC	4.8%
Mercari	4.7%
Jeronimo Martins SGPS SA	4.6%
Taiwan Semiconductor Manufacturing	4.6%
Edenred	4.3%
Arca Continental SAB de CV	4.3%
JD Logistics	4.0%
Accor SA	3.8%
Horiba Ltd.	3.6%

Top 10 Countries	(%)**
Taiwan	14.3%
Japan	12.4%
France	10.7%
United Kingdom	10.7%
Ireland	7.5%
China	6.7%
Mexico	6.4%
United States	5.0%
Portugal	4.6%
Canada	4.5%
[5],[6]
Updated Prospectus Web Address	https://www.reinhartfunds.com
Advisor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Advisor Class
Trading Symbol	RPMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Advisor Class generated a return of +5.94% for the twelve-month period ended May 31, 2026, underperforming the Russell 3000 Index return of +29.45% over the same period. Much of what drove the period’s underperformance is not enough portfolio exposure to direct Artificial Intelligence (AI) beneficiaries on those binary trading days when it seems that thematic trade is all that matters. Indeed, the Technology sector within the Russell 3000 Index increased an eye-popping 55.52% during the trailing-twelve-months. Hindsight is 20/20 and being underweight AI-exposed stocks has been a mistake and a massive performance headwind. Our reluctance has not been because we do not “believe in AI.” We are daily users of the technology within our research process here and continue aggressively exploring how to harness it more effectively. The barrier was more our rigid adherence to a bottom-up fundamental philosophy that eschews top-down sector focus on thematic trading. We underestimated the degree to which the narrative of AI winners and losers would become the most important factor in the market, and we should have been quicker to adjust our process to incorporate the transformative nature of this new technology in our portfolio positioning, without relinquishing our focus on competitive advantage and free cash flow generation. Within the portfolio, allocation and selection were negative. At the sector level, Industrials, Information Technology, and Financials were the largest relative detractors while Consumer Staples, Consumer Discretionary, and Energy were modest contributors. Regarding stock selection, several detractors – including Paycom, Insperity, Transunion, SS&C Technologies, Cognizant, LPL Financial, FIS and Intercontinental Exchange – are all viewed to be on the wrong side of AI.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class (without sales charge)	5.94	2.98	6.20
Russell 3000 Total Return	29.45	12.92	15.12
Russell Midcap Value Total Return	27.21	8.57	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 88,021,966
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 666,898
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$88,021,966
Number of Holdings	42
Net Advisory Fee	$666,898
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	29.0%
Financials	22.3%
Consumer Staples	9.5%
Real Estate	7.9%
Information Technology	7.5%
Consumer Discretionary	6.9%
Health Care	5.8%
Utilities	2.7%
Materials	2.2%
Cash & Other	6.2%

Top 10 Issuers	(%)**
Paycom Software, Inc.	4.1%
Sensata Technologies Holding	3.6%
Affiliated Managers Group	3.3%
Microchip Technology, Inc.	3.3%
Lantheus Holdings	3.1%
Coca-Cola Consolidated, Inc.	3.1%
TransUnion	3.0%
Camden Property Trust - REIT	2.9%
Keysight Technologies, Inc.	2.9%
Tapestry, Inc.	2.8%
[7],[8]
Updated Prospectus Web Address	https://reinhartfunds.com
Institutional Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Institutional Class
Trading Symbol	RPMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Institutional Class generated a return of +6.12% for the twelve-month period ended May 31, 2026, underperforming the Russell 3000 Index return of +29.45% over the same period. Much of what drove the period’s underperformance is not enough portfolio exposure to direct Artificial Intelligence (AI) beneficiaries on those binary trading days when it seems that thematic trade is all that matters. Indeed, the Technology sector within the Russell 3000 Index increased an eye-popping 55.52% during the trailing-twelve-months. Hindsight is 20/20 and being underweight AI-exposed stocks has been a mistake and a massive performance headwind. Our reluctance has not been because we do not “believe in AI.” We are daily users of the technology within our research process here and continue aggressively exploring how to harness it more effectively. The barrier was more our rigid adherence to a bottom-up fundamental philosophy that eschews top-down sector focus on thematic trading. We underestimated the degree to which the narrative of AI winners and losers would become the most important factor in the market, and we should have been quicker to adjust our process to incorporate the transformative nature of this new technology in our portfolio positioning, without relinquishing our focus on competitive advantage and free cash flow generation. Within the portfolio, allocation and selection were negative. At the sector level, Industrials, Information Technology, and Financials were the largest relative detractors while Consumer Staples, Consumer Discretionary, and Energy were modest contributors. Regarding stock selection, several detractors – including Paycom, Insperity, Transunion, SS&C Technologies, Cognizant, LPL Financial, FIS and Intercontinental Exchange – are all viewed to be on the wrong side of AI.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/29/2017)
Institutional Class (without sales charge)	6.12	3.12	5.74
Russell 3000 Total Return	29.45	12.92	14.73
Russell Midcap Value Total Return	27.21	8.57	9.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 88,021,966
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 666,898
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$88,021,966
Number of Holdings	42
Net Advisory Fee	$666,898
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	29.0%
Financials	22.3%
Consumer Staples	9.5%
Real Estate	7.9%
Information Technology	7.5%
Consumer Discretionary	6.9%
Health Care	5.8%
Utilities	2.7%
Materials	2.2%
Cash & Other	6.2%

Top 10 Issuers	(%)**
Paycom Software, Inc.	4.1%
Sensata Technologies Holding	3.6%
Affiliated Managers Group	3.3%
Microchip Technology, Inc.	3.3%
Lantheus Holdings	3.1%
Coca-Cola Consolidated, Inc.	3.1%
TransUnion	3.0%
Camden Property Trust - REIT	2.9%
Keysight Technologies, Inc.	2.9%
Tapestry, Inc.	2.8%
[9],[10]
Updated Prospectus Web Address	https://reinhartfunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	Reinhart Midcap PMV Fund
Class Name	Investor Class
Trading Symbol	RPMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-774-3863
Additional Information Website	https://reinhartfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Reinhart Mid Cap PMV Fund – Investor Class generated a return of +5.69% for the twelve-month period ended May 31, 2026, underperforming the Russell 3000 Index return of +29.45% over the same period. Much of what drove the period’s underperformance is not enough portfolio exposure to direct Artificial Intelligence (AI) beneficiaries on those binary trading days when it seems that thematic trade is all that matters. Indeed, the Technology sector within the Russell 3000 Index increased an eye-popping 55.52% during the trailing-twelve-months. Hindsight is 20/20 and being underweight AI-exposed stocks has been a mistake and a massive performance headwind. Our reluctance has not been because we do not “believe in AI.” We are daily users of the technology within our research process here and continue aggressively exploring how to harness it more effectively. The barrier was more our rigid adherence to a bottom-up fundamental philosophy that eschews top-down sector focus on thematic trading. We underestimated the degree to which the narrative of AI winners and losers would become the most important factor in the market, and we should have been quicker to adjust our process to incorporate the transformative nature of this new technology in our portfolio positioning, without relinquishing our focus on competitive advantage and free cash flow generation. Within the portfolio, allocation and selection were negative. At the sector level, Industrials, Information Technology, and Financials were the largest relative detractors while Consumer Staples, Consumer Discretionary, and Energy were modest contributors. Regarding stock selection, several detractors – including Paycom, Insperity, Transunion, SS&C Technologies, Cognizant, LPL Financial, FIS and Intercontinental Exchange – are all viewed to be on the wrong side of AI.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	5.69	2.72	5.93
Russell 3000 Total Return	29.45	12.92	15.12
Russell Midcap Value Total Return	27.21	8.57	10.40

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://reinhartfunds.com for more recent performance information.
Net Assets	$ 88,021,966
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 666,898
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$88,021,966
Number of Holdings	42
Net Advisory Fee	$666,898
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Industry*	(%)**
Industrials	29.0%
Financials	22.3%
Consumer Staples	9.5%
Real Estate	7.9%
Information Technology	7.5%
Consumer Discretionary	6.9%
Health Care	5.8%
Utilities	2.7%
Materials	2.2%
Cash & Other	6.2%

Top 10 Issuers	(%)**
Paycom Software, Inc.	4.1%
Sensata Technologies Holding	3.6%
Affiliated Managers Group	3.3%
Microchip Technology, Inc.	3.3%
Lantheus Holdings	3.1%
Coca-Cola Consolidated, Inc.	3.1%
TransUnion	3.0%
Camden Property Trust - REIT	2.9%
Keysight Technologies, Inc.	2.9%
Tapestry, Inc.	2.8%
[11],[12]
Updated Prospectus Web Address	https://reinhartfunds.com

[1]
**	Percentages are stated as a % of net assets.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
**	Percentages are stated as a % of net assets.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
**	Percentages are stated as a % of net assets.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
**	Percentages are stated as a % of net assets.

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
**	Percentages are stated as a % of net assets.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
**	Percentages are stated as a % of net assets.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.